EARNINGS PER SHARE (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Earnings Per Share Details [Abstract]
Net income / (loss) attributable to NBG shareholders	$ 51	€ 37	€ (2,537)	€ (14,539)
Net income / (loss) attributable to ordinary shareholders		€ 37	€ (2,537)	€ (14,539)
Weighted average ordinary shares outstanding for basic earnings per share	1,386,902,697	1,386,902,697	189,872,264	189,759,454
Weighted average ordinary shares outstanding for dilutive earnings per share	1,386,902,697	1,386,902,697	189,872,264	189,759,454
Basic earnings / (losses) per share	$ 0.04	€ 0.03	€ (13.36)	€ (76.62)
Diluted earnings / (losses) per share	$ 0.04	€ 0.03	€ (13.36)	€ (76.62)
Adjustment factor to reflect the additional shares relating to the effect of the bonus element in the share capital increase in 2013	1.9863	1.9863	1.9863	1.9863